Segment Analysis - Summary of Analysis by Business Segment Expenditure (Detail) - Business segments [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	£ 133	£ 411	£ 211
Capital expenditure additions	357	335	318
Amortisation of acquired intangible assets	314	346	296
Depreciation and other amortisation	272	257	228
Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	94	19	7
Capital expenditure additions	97	86	74
Amortisation of acquired intangible assets	77	88	77
Depreciation and other amortisation	81	82	86
Risk & business analytics [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets		288	41
Capital expenditure additions	83	67	56
Amortisation of acquired intangible assets	141	147	131
Depreciation and other amortisation	52	45	33
Legal [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	6	83	96
Capital expenditure additions	154	156	161
Amortisation of acquired intangible assets	52	73	56
Depreciation and other amortisation	121	113	95
Exhibitions [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	33	21	67
Capital expenditure additions	23	26	27
Amortisation of acquired intangible assets	44	38	32
Depreciation and other amortisation	£ 18	£ 17	£ 14